Earnings Per Share of Common Stock	12 Months Ended
Dec. 31, 2018
Earnings Per Share of Common Stock
Earnings Per Share of Common Stock

NOTE Q. EARNINGS PER SHARE OF COMMON STOCK

The following table presents the computation of basic and diluted earnings per share of common stock.

($ in millions except per share amounts)

For the year ended December 31:	2018	2017	2016
Weighted-average number of shares on which earnings per share calculations are based
Basic	912,048,072	932,828,295	955,422,530
Add — incremental shares under stock-based compensation plans	2,786,316	3,094,373	2,416,940
Add — incremental shares associated with contingently issuable shares	1,481,326	1,462,957	874,626

Assuming dilution	916,315,714	937,385,625	958,714,097

Income from continuing operations	$8,723	$5,758	$11,881
Income/(loss) from discontinued operations, net of tax	5	(5)	(9)

Net income on which basic earnings per share is calculated	$8,728	$5,753	$11,872

Income from continuing operations	$8,723	$5,758	$11,881
Net income applicable to contingently issuable shares	(6)	(2)	0
Income from continuing operations on which diluted earnings per share is calculated	$8,718	$5,756	$11,881
Income/(loss) from discontinued operations, net of tax, on which basic and diluted earnings per share is calculated	5	(5)	(9)

Net income on which diluted earnings per share is calculated	$8,722	$5,752	$11,872

Earnings/(loss) per share of common stock
Assuming dilution
Continuing operations	$9.51	$6.14	$12.39
Discontinued operations	0.01	0.00	(0.01)

Total	$9.52	$6.14	$12.38

Basic
Continuing operations	$9.56	$6.17	$12.44
Discontinued operations	0.01	0.00	(0.01)

Total	$9.57	$6.17	$12.43

Weighted-average stock options to purchase 576,776 common shares in 2018, 209,294 common shares in 2017 and 405,552 common shares in 2016 were outstanding, but were not included in the computation of diluted earnings per share because the exercise price of the options was greater than the average market price of the common shares for the full year, and therefore, the effect would have been antidilutive.